PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 15,020	$ 0